Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Summary of principal foreign currency exchange rates

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

COUNTRY	ISO CODE	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,
		2024	2024	2023	2023	2022	2022
CHINA	CNY	7.7875	7.5833	7.6600	7.8509	7.0788	7.3582
UNITED STATES	USD	1.0824	1.0389	1.0813	1.1050	1.0530	1.0666
MEXICO	MXN	19.8314	21.5504	19.1830	18.7231	21.1869	20.8560
DENMARK	DKK	7.4589	7.4578	7.4509	7.4529	7.4396	7.4365
BRAZIL	BRL	5.8283	6.4253	5.4010	5.3618	5.4399	5.6386
SWITZERLAND	CHF	0.9526	0.9412	0.9718	0.9260	1.0047	0.9847
JAPAN	JPY	163.8519	163.0600	151.9903	156.3300	138.0274	140.6600

Summary of useful lives, estimated by group for various categories of property, plant and equipment

The useful lives, estimated by the Group for its various categories of property, plant and equipment, are as follows:

	Biopharmaceutical and Diagnostic Solutions	Engineering	Holding
Buildings	10 to 33 years	10 to 33 years	10 to 33 years
Plant and machinery	4 to 15 years	4 to 10 years	4 to 8 years
Industrial and commercial equipment	3 to 12 years	4 to 7 years	4 to 8 years
Other tangible assets	3 to 12 years	3 to 10 years	4 to 8 years